Financial Instruments and Risk Management (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of July 31, 2025, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance July 31, 2025
Short-term investment- common shares	$–	$–	$1,084	$1,084
Derivative warrant liabilities	–	–	2,178,700	2,178,700

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2024, as follows:

		Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2024
Short-term investment- common shares	$110,400	$–	$–	$110,400
Short-term investment- Polyrizon Warrants	–	–	178,988	178,988
Derivative warrant liabilities	–	–	3,519,702	3,519,702

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2024, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2024
Short-term investment- shares	$110,400	$–	$–	$110,400
Short-term investment- Polyrizon Warrants	–	–	178,988	178,988
Derivative warrant liabilities	–	–	3,519,702	3,519,702

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of October 31, 2023, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2023
Short-term investment	$86,112	$–	$–	$86,112
Derivative warrant liabilities	–	–	4,310,379	4,310,379

Schedule of Foreign Currency Exchange Risk on Net Working Capital	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of July 31, 2025.
Cash and cash equivalents	$116,250
Other receivables	28,725
Accounts payable and accrued liabilities	(65,080)
Due to related parties	(39,820)
Total foreign currency financial assets and liabilities	$40,075

Impact of a 10% strengthening or weakening of foreign exchange rate	$4,008

The following table indicates the impact of foreign currency exchange risk on net working capital as of October 31, 2024. The table below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of October 31, 2024.

Cash and cash equivalents	$137,666
Amounts receivable	49,038
Accounts payable and accrued liabilities	(192,971)
Due to related parties	(38,962)

Total foreign currency financial assets and liabilities	$(45,229)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(4,523)

Schedule of Contractual Maturities of Financial Liabilities

The following amounts are the contractual maturities of financial liabilities as of July 31, 2025 and October 31, 2024:

July 31, 2025	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$646,919	$646,919	$–
Due to related parties	49,820	49,820	–
Lease liability	28,439	28,439	–
	$725,178	$725,178	$–

October 31, 2024	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$526,056	$526,056	$–
Due to related parties	48,962	48,962	–
Lease liability	53,142	36,726	16,416
	$628,160	$611,744	$16,416

The following amounts are the contractual maturities of financial liabilities as of October 31, 2024 and 2023:

October 31, 2024	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$526,056	$526,056	$–
Due to related parties	48,962	48,962	–
Lease liability	53,142	36,726	16,416
	$628,160	$611,744	$16,416

October 31, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$617,004	$617,004	$–
Due to related parties	42,433	42,433	–
	$659,437	$659,437	$–